UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6118

Tax Free Reserves Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report

CitiSM Institutional Tax Free Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S
Letter from the Chairman	1

Fund Facts	4

Portfolio at a Glance - Tax Free Reserves Portfolio	5

Fund Expenses	6

Citi Institutional Tax Free Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Tax Free Reserves Portfolio
Schedule of Investments	16

Statement of Assets and Liabilities	24

Statement of Operations	25

Statements of Changes in Net Assets	26

Financial Highlights	27

Notes to Financial Statements	28

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the federal funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for CitiSM Institutional Tax Free Reserves was 1.68% and its seven-day effective yield, which reflects compounding, was 1.69% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.43% and the seven-day effective yield would have been 1.44% .

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

CITISM INSTITUTIONAL TAX FREE RESERVES YIELDS AS OF FEBRUARY 28, 2005 (unaudited)

Seven-day current yield[2]	1.68%

Seven-day effective yield[2]	1.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.43% and the seven-day effective yield would have been 1.44% .

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annual- ized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote eco- nomic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis- trict bank charge other banks that need overnight loans.

F U N D   F A C T S

Fund Objective

Provide its shareholders high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
May 21, 1997	Distributed annually, if any

Net Assets as of 2/28/05	Benchmark**
$1,187.4 million	• iMoneyNet, Inc.
Institutional Tax Free
Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

T A X   F R E E   R E S E R V E S   P O R T F O L I O

Portfolio at a Glance (unaudited)

Investment Breakdown

F U N D  E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi Institutional Tax
Free Reserves	0.72%	$1,000.00	$1,007.20	0.20%	$1.00

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

F U N D  E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi Institutional Tax
Free Reserves	5.00%	$1,000.00	$1,023.80	0.20%	$1.00

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Citi Institutional Tax Free Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1A)	$1,187,965,535
Prepaid expenses	13,233

Total Assets	$1,187,978,768

LIABILITIES:
Dividends payable	440,384
Management fee payable (Note 3)	48,280
Transfer agency services payable	25,950
Trustees’ fees payable	2,529
Accrued expenses and other liabilities	54,877

Total Liabilities	572,020

Total Net Assets for $1,187,557,758 shares of beneficial interest outstanding	$1,187,406,748

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$11,875
Capital paid in excess of par value	1,187,545,883
Accumulated net realized loss from investment transactions	(151,010)

Total Net Assets	$1,187,406,748

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME:
Income from Tax Free Reserves Portfolio	$9,519,532
Allocated net expenses from Tax Free Reserves Portfolio	(866,258)

Total Investment Income		$8,653,274

EXPENSES:
Management fee (Note 3)	576,296
Distribution/Service fees (Note 3)	576,296
Transfer agency services	50,212
Legal fees	18,916
Custody and fund accounting fees	9,120
Trustees’ fees	8,906
Audit fees	8,167
Blue Sky fees	7,691
Shareholder communications	1,732
Other	26,350

Total Expenses	1,283,686
Less: Management and distribution/service
fees waived (Note 3)	(994,204)

Net Expenses		289,482

Net Investment Income		8,363,792
Net Realized Loss on Investments From Tax Free Reserves Portfolio		(81,895)

Increase in Net Assets From Operations		$8,281,897

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$8,363,792	$9,469,142
Net realized loss	(81,895)	(27,319)

Increase in Net Assets From Operations	8,281,897	9,441,823

DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTE 2):
Net investment income	(8,363,792)	(9,469,142)

Decrease in Net Assets From Distributions
to Shareholders	(8,363,792)	(9,469,142)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Proceeds from sale of shares	5,139,327,410	9,573,448,412
Net asset value of shares issued for
reinvestment of distributions	5,313,503	7,441,470
Cost of shares repurchased	(5,007,915,991)	(9,506,047,026)

Increase in Net Assets From
Transactions in Shares of Beneficial Interest	136,724,922	74,842,856

Increase in Net Assets	136,643,027	74,815,537
NET ASSETS:
Beginning of period	1,050,763,721	975,948,184

End of period	$1,187,406,748	$1,050,763,721

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves

F I N A N C I A L  H I G H L I G H T S

For a share of beneficial interest outstanding through each year or period ended August 31, unless otherwise noted:

	2005 (1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gains	0.00715		0.00824	0.01068	0.01607	0.03407	0.03182
Distributions from net
investment income and
net realized gains	(0.00715)		(0.00824)	(0.01068)	(0.01607)	(0.03407)	(0.03182)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.72	%‡	0.83%	1.07%	1.62%	3.46%	3.74%
Net Assets, End of
Period (000s)	$1,187,407		$1,050,764	$975,948	$912,838	$232,767	$175,976
Ratios to Average
Net Assets:
Expenses(3)(4)(5)	0.20	%†	0.23%	0.25%	0.25%	0.25%	0.25%
Net investment income(3)	1.45	%†	0.82%	1.03%	1.50%	3.36%	3.71%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(3)	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.
(4)	The ratio of expenses to average net assets will not exceed 0.20%, as a result of a voluntary expenses limitation, which may be terminated at any time.
(5)	The Fund’s Manager and Distributor and the Manager of Tax Free Reserves Portfolio voluntarily waived a portion of its fees for the six months ended February 28, 2005, and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived and/or reimbursed, the expense ratios would have been 0.45% (annualized), 0.46%, 0.47%, 0.56%, 0.94% and 0.91%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 71.0% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     C. Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interest, among the Fund and other investors in the Portfolio at the time of such determination.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)  (continued)

     F. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreements and Other Transactions with Affiliates

The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $576,296, of which $417,908 was voluntarily waived for the six months ended February 28, 2005. The Manager serves as the Manager for the Portfolio, and receives management fees, before any waivers, at an annual rate of 0.20% of the Portfolio’s average daily net assets. Such waivers are voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $576,296, all of which were voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, share issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)  (continued)

5. Capital Loss Carryforward

On August 31, 2004, the Fund had for federal income tax purposes, a net capital loss carryforward of approximately $42,115, of which $9,272 expires on August 31, 2011 and $32,843 expires on August 31, 2012. This amount will be available to offset any future taxable capital gains.

6.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003.) Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Bene-fits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $1,716.

7.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)  (continued)

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citi-group relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 6.9%

Allegheny County,
Pennsylvania, Hospital
Development Authority
Revenue, LOC-PNC
Bank N.A.,
1.75% due 5/1/05†	$6,740	$6,741,666
Arizona School Facilities
Board Revenue,
AMBAC-Insured,
6.00% due 7/1/05	13,740	13,929,355
California Infrastructure &
Economic Development
Bank Revenue,
2.25% due 2/2/06†	10,000	10,000,000
Detroit, Michigan, Sewer
Disposal Revenue,
FGIC-Insured,
1.55% due 8/4/05†	17,000	17,000,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.73% due 7/5/05†	10,000	10,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
2.14% due 8/15/05	10,000	10,000,000
Metropolitan Government,
Nashville and Davidson
County,Tennessee
Health Educational
Facility Board,
1.65% due 8/3/05†	6,000	6,000,000
Montana State Revenue,
2.60% due 3/1/05†	18,500	18,500,000
Plaquemines, Louisiana,
Port Harbor & Terminal
Facilities Revenue,
1.75% due 9/1/05†	6,000	6,005,959
Washington County,
Oregon, School District,
Number 48J Beaverton,
FSA-Insured:
Series A,
3.00% due 6/1/05	2,000	2,006,008
Series B,
3.00% due 6/1/05	7,050	7,073,035
Washington County,
Pennsylvania, Hospital
Authority Revenue,
AMBAC-Insured,
2.25% due 7/1/05†	8,835	8,851,018

		116,107,041

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & Cash Anticipation
Certificate — 7.8%

Bernalillo County,
New Mexico,TRAN’s,
3.50% due 12/13/05	25,000	25,267,486
California State, RAN’s:
Series A,
3.00% due 6/30/05	11,375	11,410,381
Series C,
5.00% due 6/30/05	10,000	10,099,450
Hudson, Massachusetts,
BAN’s,
2.00% due 5/13/05	20,000	20,029,601
Maine State, BANs,
3.00% due 6/23/05	20,840	20,925,032
New Jersey State,TAN’s,
3.00% due 6/24/05	1,170	1,173,806
Philadelphia, Pennsylvania,
School District, TRAN’s,
3.00% due 6/30/05	7,500	7,534,005
Sacramento County,
California, TRAN’s,
3.00% due 7/11/05	10,000	10,048,013
Saint Louis, Missouri,
General Fund Revenue,
TRAN’s,
3.00% due 6/28/05	5,000	5,022,452
Texas State,TRAN’s,
3.00% due 8/31/05	10,000	10,047,374
Trenton, NJ, BAN’s:
3.25% due 12/16/05	8,235	8,295,718
3.25% due 12/16/05	1,105	1,113,147

		130,966,465

General Obligation Bonds &
Notes — 3.9%

Hawaii State, FSA-Insured,
5.50% due 1/1/06	7,415	7,622,459
Jersey City, NJ,
3.25% due 2/24/06	7,640	7,698,786
Minneapolis, Minnesota,
Special School
District No. 001,
6.00% due 8/11/05	35,000	35,633,786

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds &
Notes — 3.9% (cont’d.)

Nevada State,
6.00% due 8/1/05	$14,125	$14,366,827

		65,321,858

Variable Rate Demand Notes (a) — 81.5%

ABN-Amro Munitops
Certificates Trust:
1998-2001,
MBIA-Insured,
1.91% due 3/2/05	10,000	10,000,000
1998-2003,
FGIC-Insured
1.91% due 3/2/05	6,000	6,000,000
1999-2012,
MBIA-Insured,
1.91% due 3/2/05	5,000	5,000,000
2000-2011,
PSF-Insured,
1.96% due 3/2/05	4,000	4,000,000
2001-2030,
MBIA-Insured,
1.91% due 3/2/05	4,965	4,965,000
2002-2004,
FSA-Insured,
1.91% due 3/2/05	15,000	15,000,000
2003-2025,
AMBAC-Insured,
1.91% due 3/2/05	8,590	8,590,000
FSA-Insured,
1.97% due
3/2/05 (b)	9,000	9,000,000
Akron Bath Copley, Ohio,
Hospital District
Revenue, LOC-Bank
One N.A.,
1.89% due 3/3/05	15,000	15,000,000
Alachua County, Florida,
Continuing Care Health
Facilities Authority,
LOC-BNP Paribas,
1.80% due 3/2/05	7,700	7,700,000
Alaska State Housing
Finance Corp., LIQ
FAC-Bank of America,
2.01% due 3/3/05 (b)	10,265	10,265,000
Arapahoe County,
Colorado, Water &
Wastewater Revenue,
MBIA-Insured,
1.90% due 3/3/05	4,720	4,720,000
Arkansas State, Finance
Development Authority,
Solid Waste
Dispense Revenue,
LOC-Fleet National Bank,
1.90% due 3/3/05 (b)	1,200	1,200,000
Atlanta, Georgia,
Airport Revenue:
Refunded C-3,
MBIA-Insured,
1.86% due 3/3/05	13,000	13,000,000
Series Refunded B-3,
MBIA-Insured,
1.86% due 3/3/05	7,500	7,500,000
Series Refunded C-1,
MBIA-Insured,
1.86% due 3/3/05	15,000	15,000,000
Atlanta, Georgia, Water &
Wastewater Revenue,
MBIA-Insured,
1.91% due 3/2/05	6,000	6,000,000
Austin,Texas, Water &
Wastewater Revenue,
FSA-Insured,
1.85% due 3/3/05	5,285	5,285,000
Brazos River Authority,
Texas Pollution Control
Revenue, LOC-Wachovia
Bank N.A.,
1.92% due 3/2/05 (b)	12,250	12,250,000
Brevard County, Florida,
Health Facilities Authority,
Healthcare Facilities
Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	16,915	16,915,000
Calcasieu Parish, Louisiana,
Industrial Development
Board, LOC-Chase
Manhattan Bank,
1.92% due 3/2/05 (b)	3,400	3,400,000
California, Educational
Facilities Authority
Revenue,
1.72% due 3/2/05	5,200	5,200,000
California, Housing Finance
Revenue Agency
Revenue:
FSA-Insured,
1.90% due 3/2/05 (b)	11,710	11,710,000
SPA-Dexia Credit Local,
1.95% due 4/5/05 (b)	15,000	15,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

California, Pollution
Control Financing
Authority, Solid Waste
Dispense Revenue,
1.87% due 3/2/05 (b)	$25,000	$25,000,000
California State:
Department of Water
Reserves, Power Supply
Revenue, SPA-Merrill
Lynch,
1.88% due 3/3/05	2,250	2,250,000
MBIA-Insured,
1.88% due 3/3/05	3,000	3,000,000
California, Statewide
Communities
Development Authority
Multi-Family Revenue,
LIQ FAC-Freddie Mac,
1.88% due 3/3/05 (b)	5,800	5,800,000
Charleston, South Carolina,
Waterworks and Sewer
Revenue, SPA-Bank of
America N.A.,
1.89% due 3/3/05	8,000	8,000,000
Chicago, Illinois:
FGIC-Insured,
2.11% due 3/3/05	29,996	29,996,000
Multi-Family Housing
Revenue,
FNMA-Collateralized,
1.91% due 3/3/05 (b)	12,000	12,000,000
O’Hare International
Airport Revenue:
Put-980,
AMBAC-Insured,
1.95% due 3/3/05 (b)	1,330	1,330,000
Put-1002,
1.95% due 3/3/05	17,150	17,150,000
Cincinnati, Ohio, City
School District,
FSA-Insured,
1.88% due 3/3/05	3,840	3,840,000
Cleveland Cuyahoga
County, Ohio,
LOC-Fifth Third Bank,
1.87% due 3/2/05	9,220	9,220,000
Collier County, Florida,
School Board, Certificate
of Participation,
FSA-Insured,
1.89% due 3/3/05	2,340	2,340,000
Colorado Springs,
Colorado, Utilities
Revenue, SPA-Dexia
Credit Local,
1.83% due 3/3/05	36,300	36,300,000
Connecticut State:
Health & Educational
Facilities Authority
Revenue,
1.74% due 3/2/05	50,000	50,000,000
Put 1588,
FSA-Insured,
1.87% due 3/3/05	3,240	3,240,000
Put 2223,
MBIA-Insured,
1.87% due 3/3/05	3,000	3,000,000
Detroit, Michigan, City
School District,
FGIC-Insured,
1.90% due 3/3/05	1,745	1,745,000
District of Columbia
Revenue, LOC-Bank
of America N.A.:
1.87% due 3/3/05	12,500	12,500,000
1.92% due 3/3/05	2,645	2,645,000
Du Page County, Illinois,
LOC-Lasalle Bank N.A.,
1.88% due 3/3/05	9,700	9,700,000
Everett, Washington,
LOC-Bank of
America N.A.,
1.92% due 3/3/05	2,600	2,600,000
Forsyth County, Georgia,
Development Authority
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	5,000	5,000,000
Franklin County, Ohio,
Hospital Revenue:
AMBAC-Insured,
1.87% due 3/3/05	20,000	20,000,000
Refunded,
AMBAC-Insured,
1.87% due 3/3/05	20,465	20,465,000
Fulton County, Georgia,
Development Authority
Revenue,
LOC-Suntrust Bank,
1.87% due 3/2/05	2,000	2,000,000
Georgia Municipal Gas
Authority,
1.87% due 3/2/05	13,475	13,475,000
Golden State Tobacco
Securitization,
FGIC-Insured,
1.88% due 3/3/05	6,000	6,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Greeneville,Tennessee,
Health & Educational
Facilities Board Revenue,
LOC-Suntrust Bank,
1.87% due 3/2/05	$30,000	$30,000,000
Gulf Coast Industrial
Development Authority,
Texas Environmental
Facilities Revenue,
LOC-West LB AG,
1.86% due 3/2/05 (b)	4,300	4,300,000
Gulf Coast Waste Disposal
Authority,Texas Pollution
Control Revenue,
1.87% due 3/2/05 (b)	4,300	4,300,000
Gwinnett County, Georgia:
Hospital Authority
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	10,000	10,000,000
Industrial Development
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	10,000	10,000,000
Hills, Iowa, Healthcare
Revenue, LOC-U.S.
Bank N.A.,
1.80% due 3/2/05	1,200	1,200,000
Hillsborough County,
Florida, School Board,
MBIA-Insured,
2.01% due 3/3/05	7,000	7,000,000
Howard County,
Maryland,
1.93% due 1/21/05	25,000	25,000,000
Illinois Housing
Development
Authority Revenue,
SPA-Federal Home
Loan Bank,
1.96% due 3/2/05 (b)	7,000	7,000,000
Illinois Housing
Development
Authority Multi-Family
Revenue, LOC-Federal
Home Loan Bank,
1.95% due 3/3/05 (b)	1,000	1,000,000
Illinois State,
FGIC-Insured,
1.90% due 3/3/05	10,335	10,335,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
LOC-U.S. Bank NA,
1.85% due 3/2/05	3,100	3,100,000
Indiana State
Development Finance
Authority, Environmental
Revenue, LOC-Barclays
Bank PLC,
1.90% due 3/2/05 (b)	11,000	11,000,000
Jacksonville, Florida,
Health Facilities
Authority Hospital
Revenue, LOC-Bank
of America N.A.,
1.83% due 3/3/05	10,400	10,400,000
Kentucky, Housing Corp.,
Housing Revenue,
1.90% due 3/2/05 (b)	3,400	3,400,000
Lacey, New Jersey,
Municipal Utilities
Authority, Water
Revenue, FGIC-Insured,
1.88% due 3/3/05	1,580	1,580,000
Los Angeles, California:
Union School District,
FSA-Insured,
1.88% due 3/3/05	2,895	2,895,000
Water & Power Revenue,
SPA-JP Morgan Chase,
1.85% due 3/3/05	5,200	5,200,000
Maine Health and Higher
Educational Facilities,
AMBAC-Insured,
1.87% due 3/2/05	2,460	2,460,000
Maine State Housing
Authority Mortgage
Purchase, LIQ FAC-JP
Morgan Chase & Co.,
1.93% due 3/3/05	5,540	5,540,000
Manatee County, Florida,
Housing Finance
Authority, LOC-Bank
of America N.A.,
1.92% due 3/3/05 (b)	6,700	6,700,000
Maryland State,
Community Development
Administration,
Department of Housing
& Community
Development, SPA-Lloyds
TSB Bank PLC,
1.86% due 3/3/05 (b)	20,000	20,000,000
Maryland State Health
and Higher Educational
Facilities Authority,
AMBAC-Insured,
1.86% due 3/3/05	11,805	11,805,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Massachusetts State:
Development Finance
Agency Multi-Family
Revenue, LOC-PNC
Bank N.A.,
1.91% due 3/2/05 (b)	$8,000	$8,000,000
Development Finance
Agency Revenue,
LOC-Lasalle Bank N.A.,
1.86% due 3/3/05	10,000	10,000,000
Industrial Finance Agency,
LOC-Fleet Bank,
1.88% due 3/3/05	1,810	1,810,000
Put 2226, MBIA-Insured,
1.88% due 3/3/05	4,700	4,700,000
Series 302, MBIA-Insured
1.87% due 3/3/05	21,040	21,040,000
Series 340, MBIA-Insured,
1.87% due 3/3/05	6,470	6,470,000
Water Reserves
Authority, MBIA-Insured,
1.88% due 3/3/05	8,620	8,620,000
Mecklenburg County,
North Carolina,
SPA-Landesbank Hessen,
1.84% due 3/3/05	10,000	10,000,000
Memphis,Tennessee,
Electrical System
Revenue, MBIA-Insured:
Series 378,
1.90% due 3/3/05	13,950	13,950,000
Series 879,
1.90% due 3/3/05	9,250	9,250,000
Series 880,
1.90% due 3/3/05	5,495	5,495,000
Metropolitan Atlanta
Rapid Transportation,
LOC-Dexia Credit Local,
1.77% due 3/1/05	5,000	5,000,000
Metropolitan Government,
Nashville and Davidson
County,Tennessee Health
Educational Facility
Board, SPA-Bayerische
Landesbank,
1.81% due 3/2/05	10,000	10,000,000
Metropolitan Water District,
Southern California,
Waterworks Revenue,
SPA-Dexia Credit Local:
1.81% due 3/3/05	3,775	3,775,000
1.83% due 3/3/05	10,000	10,000,000
Michigan State:
FSA-Insured,
1.84% due 3/2/05	14,000	14,000,000
Housing Development
Authority, Rental Housing
Revenue, FGIC-Insured
1.88% due 3/2/05 (b)	12,935	12,935,000
Milwaukee, Wisconsin,
Redevelopment
Authority, Multi-Family
Housing Revenue,
FNMA-Collateralized,
1.87% due 3/3/05	1,000	1,000,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
FNMA-Collateralized,
1.87% due 3/3/05	5,000	5,000,000
Montana Facility, Finance
Authority Revenue,
1.86% due 3/2/05	13,000	13,000,000
Montgomery County,
Pennsylvania, Industrial
Development Authority,
Pollution Control Revenue,
LOC-Wachovia Bank N.A.,
1.90% due 3/2/05	10,000	10,000,000
Montgomery County,
Tennessee, Public
Building Authority Pooled
Financing Revenue,
LOC-Bank
of America N.A.,
1.80% due 3/2/05	5,625	5,625,000
Morristown,Tennessee,
Industrial Development
Board, LOC-Landesbank
Banden-Wurttm,
1.97% due 3/2/05 (b)	4,250	4,250,000
Municipal Electric Authority
Georgia, MBIA-Insured,
1.82% due 3/2/05	10,950	10,950,000
Murray City, Utah,
Hospital Revenue,
1.85% due 3/3/05	11,000	11,000,000
New Hampshire State,
Housing Finance
Authority Multi-Family
Revenue,
FNMA-Collateralized,
1.88% due 3/2/05 (b)	6,400	6,400,000
New Hanover County,
North Carolina,
SPA-Wachovia:
1.90% due 3/3/05	2,250	2,250,000
1.90% due 3/3/05	2,250	2,250,000
1.90% due 3/3/05	2,250	2,250,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

New Jersey:
Healthcare Facilities,
Financing Authority
Revenue, MBIA-Insured,
1.88% due 3/3/05	$1,595	$1,595,000
State Turnpike Authority,
Turnpike Revenue,
FSA-Insured,
1.84% due 3/2/05	7,800	7,800,000
New York, New York,
City Housing
Development Corp.,
Multi-Family Revenue,
FNMA-Collateralized:
Jane Street,
1.90% due 3/2/05 (b)	1,525	1,525,000
West 48th Street,
1.87% due 3/2/05 (b)	4,500	4,500,000
New York, New York:
City Industrial
Development Agency
Revenue, LOC-Bank
of America N.A.,
1.82% due 3/2/05	18,000	18,000,000
City Transitional
Financing Authority:
Put 1839,
MBIA-Insured,
1.89% due 3/3/05	1,000	1,000,000
Subseries-2D, LIQ
FAC-Lloyds TSB Bank,
1.85% due 3/2/05	5,000	5,000,000
New York State:
Dormitory Authority
Revenues,
MBIA-Insured,
1.88% due 3/3/05	1,000	1,000,000
Housing Financing
Authority Revenue,
FNMA-Collateralized:
10 Barclay
Street-Series A,
1.86% due 3/2/05	31,000	31,000,000
39th Street Housing,
1.86% due 3/2/05 (b)	2,300	2,300,000
Throughway Authority,
State Income Tax
Revenue, MBIA-Insured,
1.88% due 3/3/05	1,500	1,500,000
Urban Development Corp.
Revenue, FGIC-Insured,
1.88% due 3/3/05	1,260	1,260,000
North Carolina Medical
Care Commission,
SPA-Wachovia
Bank N.A.,
1.87% due 3/2/05	31,000	31,000,000
Oakland, California,
FGIC-Insured,
1.88% due 3/3/05	4,100	4,100,000
Ohio State Air Quality
Development Authority
Revenue, LOC-ABN
Amro Bank N.V.,
1.94% due 3/2/05 (b)	9,000	9,000,000
Palm Beach County,
Florida, Health Facilities
Authority Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	13,255	13,255,000
Pennsylvania Housing
Finance Agency:
Single Family Mortgage,
Series 82B,
SPA-Landesbank Hessen,
1.90% due 3/2/05 (b)	16,900	16,900,000
Single Family Mortgage
Series 84D, GO
of Agency,
1.90% due 3/2/05 (b)	21,235	21,235,000
Pennsylvania State,
FGIC-Insured,
1.88% due 3/3/05	6,745	6,745,000
Pennsylvania State
Turnpike Commission:
Oil Franchise Tax
Revenue, MBIA-Insured,
1.88% due 3/3/05	4,995	4,995,000
Turnpike Revenue,
SPA-Dexia Credit Local,
1.86% due 3/3/05	12,300	12,300,000
Philadelphia, Pennsylvania,
Gas Works Revenue,
LOC-JP Morgan
Chase Bank,
1.87% due 3/3/05	5,300	5,300,000
Phoenix, Arizona, Civic
Improvement Corp.,
Wastewater System
Revenue, MBIA-Insured,
1.84% due 3/2/05	15,000	15,000,000
Pinellas County, Florida,
Health Facilities
Authority Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	30,700	30,700,000
Poway, California,
Union School District,
MBIA-Insured,
1.88% due 3/3/05	2,000	2,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Puerto Rico:
Commonwealth,
MBIA-Insured,
1.86% due 3/3/05	$1,000	$1,000,000
Electrical Power
Authority, Power
Revenue, MBIA-Insured,
1.83% due 3/2/05	10,000	10,000,000
Municipal Financing
Agency, FSA-Insured,
1.86% due 3/3/05	1,400	1,400,000
Public Financing Corp.,
AMBAC-Insured,
1.86% due 3/3/05	4,665	4,665,000
Rhode Island Health and
Educational Building
Corp., Educational
Institutional Revenue,
LOC-Fleet National Bank,
1.80% due 3/2/05	1,365	1,365,000
Roswell, Georgia,
Multi-Family Housing
Authority,
LOC-Wachovia Bank,
1.91% due 3/2/05	2,500	2,500,000
Saint Mary Hospital,
Authority Bucks County,
1.85% due 3/2/05	25,000	25,000,000
San Francisco, California,
City & County
Redevelopment Agency,
Lease Revenue,
AMBAC-Insured,
1.88% due 3/3/05	1,305	1,305,000
Sevier County,Tennessee,
Public Building Authority,
Local Government,
AMBAC-Insured:
Public Improvement II,
Series F-2,
1.88% due 3/3/05	1,125	1,125,000
Public Improvement VI,
Series D-1,
1.84% due 3/2/05	18,750	18,750,000
South Carolina:
Education Facilities
Authority, LOC-Bank
of America N.A.,
1.92% due 3/3/05	9,400	9,400,000
Jobs Economic
Development Authority,
LOC-Wachovia Bank N.A.,
1.91% due 3/3/05	46,060	46,060,000
South Carolina Transportation
Infrastructure Revenue,
AMBAC-Insured,
1.88% due 3/3/05	2,490	2,490,000
Stevenson, Alabama,
Industrial Development,
Board Revenue,
LOC-JP Morgan
Chase Bank,
1.90% due 3/2/05 (b)	15,000	15,000,000
Tarrant County,Texas,
Health Facilities
Development,
LOC-Suntrust Bank,
1.87% due 3/3/05	830	830,000
University of California
Revenues, MBIA-Insured,
1.88% due 3/3/05	3,100	3,100,000
University of Massachusetts,
Building Authority Facility
Revenue, MBIA-Insured,
1.88% due 3/3/05	1,400	1,400,000
Upper Illinois River Valley
Development Authority,
Industrial Development
Revenue, LOC-Lasalle
Bank N.A.,
1.95% due 3/3/05 (b)	3,500	3,500,000
Verona, Wisconsin,
Industrial Development
Revenue, LOC-U.S.
Bank N.A.,
1.97% due 3/3/05 (b)	5,500	5,500,000
Virginia College Building
Authority, FSA-Insured,
1.88% due 3/3/05	4,965	4,965,000
Washington State,
MBIA-Insured,
1.90% due 3/3/05	3,300	3,300,000
Washington State Housing
Finance Revenue,
FNMA-Collateralized,
1.91% due 3/3/05 (b)	5,250	5,250,000

		1,361,446,000

Total Investments, at
Amortized Cost	100.1%	1,673,841,364
Liabilities in Excess of
Other Assets	(0.1)%	(1,547,405)

Total Net Assets	100.0%	$1,672,293,959

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

Principal
Amount
Issuer	(000’s omitted)	Value

(a)	For variable rate demand notes the maturity date shown is the date of the next interest rate change.
(b)	AMT — Subject to Alternative Minimum Tax.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security has been resold in transactions that are exempt from registration, normally to qualified institutional buyers.
†	For Put Bonds the maturity date shown is next put date.

Abbreviations used in this schedule:
AMBAC	—	AMBAC Indemnity Corporation
BAN’s	—	Bond Anticipation Notes
FNMA	—	Federal National Mortgage Association
FGIC	—	Financial Guaranty Insurance Company
GO	—	Government Obligaion
LIQ FAC	—	Liquid Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance
Corporation
PSFG	—	Permanent School Fund Guaranty
RAN’s	—	Revenue Anticipation Notes
SPA	—	Standby Bond Purchase Agreement
TAN’s	—	Tax Anticipation Notes
TRAN’s	—	Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$1,673,841,364
Cash	2,379,911
Interest receivable	5,794,747

Total Assets	1,682,016,022

LIABILITIES:
Payable for securities purchased	9,250,000
Management fee payable (Note 2)	148,827
Trustees’ fees payable	209,836
Accrued expenses and other liabilities	113,400

Total Liabilities	9,722,063

Total Net Assets	$1,672,293,959

REPRESENTED BY:
Capital paid in excess of par value	$1,672,293,959

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$13,202,937

EXPENSES
Management fee (Note 2)	$1,601,745
Custody and fund accounting fees	168,698
Trustees’ fees	30,356
Legal fees	24,916
Audit fees	10,300
Shareholder communications	3,524
Other	2,784

Total Expenses	1,842,323
Less: Management fee waived (Note 2)	(637,525)
Fees paid indirectly (Note 1)	(1,950)

Net Expenses		1,202,848

Net Investment Income		12,000,089
Net Realized Loss From Investment Transactions		(124,714)

Increase in Net Assets From Operations		$11,875,375

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$12,000,089	$14,932,298
Net realized loss	(124,714)	(43,456)

Increase in Net Assets From Operations	11,875,375	14,888,842

CAPITAL TRANSACTIONS:
Proceeds from contributions	3,450,761,560	6,546,018,606
Value of withdrawals	(3,305,595,287)	(6,556,217,111)

Increase (Decrease) in Net Assets
From Capital Transactions	145,166,273	(10,198,505)

Increase in Net Assets	157,041,648	4,690,337
NET ASSETS:
Beginning of period	1,515,252,311	1,510,561,974

End of period	$1,672,293,959	$1,515,252,311

See Notes to Financial Statements.

Tax Free Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	2005 (1)		2004	2003	2002	2001	2000

Total Return(2)	0.74	%‡	0.91%	1.17%	1.72%	3.56%	3.84%
Net Assets, End of
Year (000s)	$1,672,293		$1,515,252	$1,510,562	$1,465,375	$752,379	$675,492
Ratios to Average
Net Assets:
Expenses(3)(4)	0.15	%†	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses after fees
paid indirectly	0.15	%†	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.50	%†	0.90%	1.14%	1.64%	3.48%	3.77%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past per- formance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.15% as a result of a voluntary expense limitation, which may be terminated at any time.

(4)	The Portfolio Manager waived a portion of its fees for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived and/or reimbursed, the expense ratios would have been 0.23% (annualized), 0.23%, 0.24%, 0.24%, 0.29% and 0.29% respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP)”. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. IncomeTaxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,601,745, of which $637,525 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $5,908,169,658 and $5,687,473,379, respectively, for the six months ended February 28, 2005.

4. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at February 28, 2005, for federal income tax purposes, amounted to $1,673,841,364.

5.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $29,185.

6.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

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INVESTMENT MANAGER	TRUSTEES
(OF TAX FREE RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
DISTRIBUTOR	Chairman
Citigroup Global Markets Inc.	Stephen Randolph Gross
TRANSFER AGENT	Diana R. Harrington
Citicorp Trust Bank, Fsb.	Susan B. Kerley
125 Broad Street, 11th floor	Alan G. Merten
New York, NY 10004	R. Richardson Pettit
SUB-TRANSFER AGENT	OFFICERS*
PFPC Inc.	R. Jay Gerken, CFA
P.O. Box 9699	President and
Providence, RI 02940-9699	Chief Executive Officer
SUB-TRANSFER AGENT	Andrew B. Shoup
AND CUSTODIAN	Senior Vice President and
State Street Bank and Trust Company	Chief Administrative Officer
225 Franklin Street	Frances M. Guggino
Boston, MA 02110	Chief Financial Officer
INDEPENDENT REGISTERED	and Treasurer
PUBLIC ACCOUNTING FIRM	Andrew Beagley
KPMG LLP	Chief Anti-Money Laundering
757 Third Avenue	Compliance Officer and
New York, NY 10017	Chief Compliance Officer
LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street	Robert I. Frenkel
Boston, MA 02110	Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFunds Institutional Trust

CitiSM Institutional Tax Free Reserves

The fund is a separate investment fund of CitiFunds Institutional Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s web site at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Institutional Tax Free Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/INS TF/205
05-8135

ITEM	2	.		CODE OF ETHICS.

				Not Applicable.

ITEM	3	.		AUDIT COMMITTEE FINANCIAL EXPERT.

				Not Applicable.

Item	4	.		PRINICIPAL ACCOUNTANT FEES AND SERVICES

				Not Applicable.

ITEM	5	.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

				Not Applicable.

ITEM	6	.		[RESERVED]

ITEM	7	.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
				MANAGEMENT INVESTMENT COMPANIES.

				Not Applicable.

ITEM	8	.		[RESERVED]

ITEM	9	.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

				Not Applicable.

ITEM	10	.		CONTROLS AND PROCEDURES.

				(a) The registrant’s principal executive officer and principal
				financial officer have concluded that the registrant’s
				disclosure controls and procedures (as defined in Rule 30a-
				3(c) under the Investment Company Act of 1940, as amended (the
				“1940 Act”)) are effective as of a date within 90 days of the
				filing date of this report that includes the disclosure
				required by this paragraph, based on their evaluation of the
				disclosure controls and procedures required by Rule 30a-3(b)
				under the 1940 Act and 15d-15(b) under the Securities Exchange
				Act of 1934.

				(b) There were no changes in the registrant’s internal control
				over financial reporting (as defined in Rule 30a-3(d) under
				the 1940 Act) that occurred during the registrant’s last
				fiscal half-year (the registrant’s second fiscal half-year in
				the case of an annual report) that have materially affected,
				or are likely to materially affect the registrant’s internal
				control over financial reporting.

ITEM	11	.		EXHIBITS.

				(a) Not applicable.

				(b) Attached hereto.

			Exhibit 99.CERT	Certifications pursuant to section 302 of
				the Sarbanes-Oxley Act of 2002

			Exhibit 99.06 CERT	Certifications pursuant to Section 906 of
				the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Tax Free Reserves Portfolio

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	May 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	May 6, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Tax Free Reserves Portfolio

Date:	May 6, 2005